Schedule of fixed assets,net (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Software (ERP Implementation)	€ 87,800	€ 87,800
Equipment	61,069	53,445
Total fixed assets	148,869	141,245
Less: accumulated depreciation	(112,263)	(98,323)
Fixed assets, net	€ 36,606	€ 42,922